Loss per Share (Tables)	9 Months Ended
Sep. 30, 2017
Loss per Share [Abstract]
Net Loss per Common Share
The calculation of net losses per common share is summarized below:

	September 30,
	2017	2016

Net loss	(3,119)	(17,730)

Weighted average common shares outstanding – basic	35,591,170	19,594,354
Net loss per common share – basic	$(0.09)	$(0.90)

Potentially Dilutive Securities
As of September 30, 2017 and 2016, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, as mentioned above are:

	2017	2016
Non-vested equity incentive plan shares (Note 13)	652,700	144,000
Convertible promissory note shares (Note 3)	43,016,668	27,738,890
Public shares under warrants (Note 10)	12,065,000	-
Total	55,734,368	27,882,890